Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories
16	Inventories

Inventories comprised:

	As at 31 December
	2020	2019

Fuel (coal and oil) for power generation	5,327,750	7,304,783
Material and supplies	1,473,355	1,765,827

	6,801,105	9,070,610
Less: provision for inventory obsolescence	198,646	187,427

Total	6,602,459	8,883,183

Movements of provision for inventory obsolescence during the years are analyzed as follows:

	2020	2019

Beginning of the year	(187,427)	(430,707)
Provision	(43,993)	(23,507)
Reversal	917	1,054
Write off	25,378	272,659
Currency translation differences	6,479	(6,926)

End of the year	(198,646)	(187,427)

Note: the amount of losses on scrapped materials and supplies was RMB167,449 thousand (Note 6), with the details as follows:

For the year ended
31 December 2020

Huaneng Power International, Inc. Shang’an Power Plant (“Shang’an Power Plant”) (i)	46,598
Huaneng Power International, Inc. Shanghai Shidongkou II Power Plant (“Shidongkou II”) (ii)	29,494
Other 22 items	91,357

Total	167,449

(i)	In June and July 2020, the Material supply department，Maintenance department, Fuel department, Engineering department, and Finance department of Shang’an Power Plant respectively carried out an assessment and concluded that due to technical improvement, expiration, deformation and deterioration. 4,665 items with book value of RMB40,112 thousand in total deemed loss need to be fully scrapped, which was formally approved in 2020.
(ii)	In 2020, the Production department of Shidongkou II carried out 2 batches of quality inspections on material and spare parts with over ten-year age and concluded that due to safety concerns, 4,685 items with a book value of RMB29,494 thousand in total deemed loss needed to be fully scrapped, which was formally approved in 2020.